SUPPLEMENT DATED DECEMBER 13, 2001
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

The Dreyfus Founders Worldwide Growth Fund is managed by a team of portfolio managers. Accordingly, the following "Fund Summaries" sections of the Funds' prospectus are amended as follows:

"Dreyfus Founders Worldwide Growth Fund - Portfolio Managers" on page 27 is amended as follows:

     Worldwide Growth Fund is managed by a team of portfolio managers. The portfolio management team is composed of Doug A. Loeffler, lead portfolio manager, and John B. Jares, portfolio manager, who assists in managing the domestic portion of the Fund. Mr. Loeffler and Mr. Jares are both Vice Presidents of Investments and Chartered Financial Analysts. Mr. Loeffler has been a portfolio manager of Worldwide Growth Fund since July 1999. He joined Founders in 1995 as a senior international equities analyst. Mr. Jares has been a portfolio manager of Worldwide Growth Fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

"Dreyfus Founders Balanced Fund - Portfolio Manager" on page 7, "Dreyfus Founders Focus Fund - Portfolio Manager" on page 11, "Dreyfus Founders Growth Fund - Portfolio Manager" on page15, and "Dreyfus Founders Growth and Income Fund - Portfolio Manager" on page 17, as previously supplemented, are amended as follows:

      JOHN B. JARES, Vice President of Investments. Mr. Jares is a Chartered Financial Analyst who has been the portfolio manager of Balanced, Focus, Growth, and Growth and Income Funds, and a member of the portfolio management team managing Worldwide Growth Fund, since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

                                                    December 13, 2001

                     DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2001
                          (AS PREVIOUSLY SUPPLEMENTED)

The Dreyfus Founders Worldwide Growth Fund is managed by a team of portfolio managers. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by deleting the sixth paragraph, as previously supplemented, and inserting the following paragraph in its place:

      Worldwide Growth Fund is managed by a team of portfolio managers. The portfolio management team is composed of Doug A. Loeffler, lead portfolio manager, and John B. Jares, portfolio manager, who assists in managing the domestic portion of the fund. Mr. Loeffler and Mr. Jares are both vice presidents of investments and chartered financial analysts. Mr. Loeffler has been a portfolio manager of the fund since July 1999. He joined Founders in 1995 as a senior international equities analyst. Mr. Jares has been a portfolio manager of the fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.